Income per Common Share of the Trust (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net Income (Loss) from Continuing Operations Available to Common Shareholders, Basic									$ 144,296	$ 229,816	$ 321,197
Net Income (Loss) from Continuing Operations Available to Common Shareholders, Diluted									$ 144,296	$ 229,816	$ 321,197
Weighted Average Shares
Income from continuing operations net of noncontrolling interest - basic (shares)									147,275	146,742	146,204
Dilutive shares/units for long-term compensation plans (shares)									946	799	685
Net Income (Loss) from Discontinued Operations Available to Common Shareholders, Diluted									$ 335,311	$ 52,524	$ 35,620
Net Income (Loss) from Discontinued Operations Available to Common Shareholders, Basic									335,311	52,524	35,620
Net Income (Loss) Available to Common Stockholders, Diluted									$ 479,607	$ 282,340	$ 356,817
Income from continuing operations net of noncontrolling interest - diluted (shares)									148,221	147,541	146,889
Per Share/Unit
Income from continuing operations net of noncontrolling interest - basic (USD per share/unit)									$ 0.98	$ 1.56	$ 2.20
Discontinued operations net of noncontrolling interest - basic (USD per share/unit)									2.28	0.36	0.24
Net income available to common shareholders - basic (USD per share/unit)	$ 1.15	$ 1.02	$ 0.13	$ 0.95	$ 0.87	$ 0.41	$ 0.35	$ 0.29	3.26	1.92	2.44
Per Share
Income from continuing operations net of noncontrolling interest - diluted (USD per share/unit)									0.97	1.55	2.19
Discontinued operations net of noncontrolling interest - diluted (USD per share/unit)									2.27	0.36	0.24
Income per common share - diluted (USD per share/unit)	$ 1.14	$ 1.01	$ 0.13	$ 0.95	$ 0.87	$ 0.40	$ 0.35	$ 0.29	$ 3.24	$ 1.91	$ 2.43
Income available to common shareholders									$ 479,607	$ 282,340	$ 356,817